Income and Expenses - Research and Development Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 1,537.0	€ 949.2	€ 645.0
Depreciation and amortization
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	49.3	32.9	30.2
Purchased services
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	621.6	572.6	359.9
Wages, benefits and social security expense
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	385.9	233.1	126.3
Laboratory supplies
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	398.0	53.8	107.8
Other
Disclosure Of Income And Expenses [Line Items]
Research and development expenses	€ 82.2	€ 56.8	€ 20.8